  HARTFORD LEADERS
  SEPARATE ACCOUNT SEVEN
  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
  P.O. BOX 5085
  HARTFORD, CONNECTICUT 06102-5085
  Telephone: 1-800-862-6668 (Contract Owners)
  1-800-862-7155 (Investment Representatives)                      [LOGO]

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This Prospectus describes information you should know before you purchase Hartford Leaders variable annuity. Please read it carefully.

Hartford Leaders variable annuity is a Contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one payment to us and we agree to make a series of annuity payments to you at a later date. This annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add premium payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make annuity payments to you.

x Variable, because the value of your annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your premium payment, which is any purchase payment less any Premium Taxes, to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This annuity offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment goals and risk tolerance. The Sub-Accounts and the funds are listed below:

- AMERICAN FUNDS ASSET ALLOCATION SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BOND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN REAL ESTATE SECURITIES SUB-ACCOUNT which purchases Class 2 shares of the Real Estate Securities Fund of the Franklin Templeton Variable Insurance Products Trust* ("Real Estate Securities Fund")

- FRANKLIN SMALL CAP SUB-ACCOUNT which purchases Class 2 shares of the Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust* ("Small Cap Fund")

- FRANKLIN STRATEGIC INCOME INVESTMENTS SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Investments Fund of the Templeton Variable Products Series Fund

- HARTFORD MONEY MARKET HLS SUB-ACCOUNT which purchases Class IA shares of the Hartford Money Market HLS Fund

- MFS CAPITAL OPPORTUNITIES SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Capital Opportunities Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS EMERGING GROWTH SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Emerging Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GLOBAL EQUITY SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Global Equity Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GROWTH SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark-Growth Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GROWTH WITH INCOME SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Growth with Income Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS HIGH INCOME SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS NEW DISCOVERY SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- New Discovery Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS TOTAL RETURN SUB-ACCOUNT which purchases shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MUTUAL SHARES SECURITIES SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust*

- TEMPLETON ASSET ALLOCATION SUB-ACCOUNT which purchases Class 2 shares of the Templeton Asset Allocation Fund of the Templeton Variable Products Series Fund ("Templeton Asset Allocation Fund")

- TEMPLETON DEVELOPING MARKETS EQUITY SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Equity Fund of the Franklin Templeton Variable Insurance Products Trust* ("Templeton Developing Markets Equity Fund")

- TEMPLETON GLOBAL GROWTH SUB-ACCOUNT which purchases Class 2 shares of the Templeton Global Growth Fund of the Franklin Templeton Variable Insurance Products Trust* ("Templeton Global Growth Fund")

- TEMPLETON INTERNATIONAL SUB-ACCOUNT WHICH purchases Class 2 shares of the Templeton International Fund of the Templeton Variable Products Series Fund ("Templeton International Fund")

* Formerly Franklin Valuemark Funds.

You may also allocate some or all of your premium payment to one of the "Fixed Accumulation Features", which pays an interest rate guaranteed for a certain time period from the time the payment is made. Premium payments put in a Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this annuity, you should keep this Prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this annuity and, like this Prospectus, is filed with the Securities and Exchange Commission. We have included the Table of Contents for the Statement of Additional Information at the end of this Prospectus.

Although we file the Prospectus and the Statement of Additional Information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This annuity may not be available for sale in all states.
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PROSPECTUS DATED: JULY 1, 1999
STATEMENT OF ADDITIONAL INFORMATION DATED: JULY 1, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GLOSSARY OF SPECIAL TERMS                                                 4
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 FEE TABLE                                                                 5
 ----------------------------------------------------------------------------
 SUMMARY                                                                   9
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 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                              11
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 THE SEPARATE ACCOUNT                                                     11
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 THE FUNDS                                                                11
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 PERFORMANCE RELATED INFORMATION                                          14
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 THE FIXED ACCUMULATION FEATURES                                          14
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 THE CONTRACT                                                             15
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   Contract Value -- Before the Annuity Commencement Date                 16
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   Contract Value Transfers Before and After the Annuity Commencement
    Date                                                                  16
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   Surrenders                                                             17
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   Contract Charges                                                       18
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   Death Benefits                                                         20
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 SETTLEMENT PROVISIONS                                                    21
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   Annuity Payments                                                       22
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   Other Information                                                      24
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 FEDERAL TAX CONSIDERATIONS                                               24
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   A. General                                                             24
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   B. Taxation of Hartford and the Separate Account                       25
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   C. Taxation of Annuities -- General Provisions Affecting Purchasers
    Other Than Qualified Retirement Plans                                 25
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   D. Federal Income Tax Withholding                                      27
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   E. General Provisions Affecting Qualified Retirement Plans             28
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   F. Annuity Purchases By Nonresident Aliens and Foreign Corporations    28
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 MISCELLANEOUS                                                            28
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   How Contracts Are Sold                                                 28
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   Year 2000                                                              28
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   Legal Matters                                                          29
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   Experts                                                                29
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   More Information                                                       30
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 APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       31
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 APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES                        34
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 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                 35
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4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Features.

ACCUMULATION UNIT: A unit of measure we use to calculate values before we begin to make annuity payments to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address is Post Office Box 5085, Hartford, CT 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge for annuities having a value of less than $50,000 on the most recent Contract Anniversary or when the annuity is Surrendered in full. The charge is deducted proportionately from the funds in use at the time.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed.

ANNUITY: A Contract issued by us that provides, in exchange for premium payments, a series of annuity payments.

ANNUITY CALCULATION DATE: The date we calculate your first annuity payment.

ANNUITY COMMENCEMENT DATE: The date we start to make annuity payments to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of the annuity payments we make to you.

ASSUMED INVESTMENT RETURN ("AIR"): The investment return, either 3%, 5% or 6%, which we base your variable dollar amount payments on. You select the AIR before we start to make annuity payments.

BENEFICIARY: The person or persons you designate to receive payment of the death benefit upon the death of the Contract Owner.

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before we begin making annuity payments.

CONTRACT: The contract is the individual Annuity contract and any endorsements or riders. If you have a group annuity, you will receive a certificate rather than a contract.

CONTRACT ANNIVERSARY: The annual anniversary of the date we issued your annuity. If your contract anniversary falls on a day that is not a Valuation Day, then the next Valuation Day will be your Contract Anniversary for that year.

CONTRACT OWNER(S) OR YOU: The owner(s) or holder(s) of this Annuity.

CONTRACT VALUE: The total value of your Annuity that we get by adding up the value of each of your Sub-Accounts and Fixed Accumulation Features on any Valuation Day.

CONTRACT YEAR: The 12 months following the date you purchased your annuity and from any Contract Anniversary.

DOLLAR COST AVERAGING ("DCA"): Systematic transfers from one Account to another.

DCA PROGRAM FIXED ACCUMULATION FEATURES: Fixed Accumulation Features we establish to use for dollar cost averaging programs. These are part of our General Account.

DEATH BENEFIT: The amount we pay when the Contract Owner or the Annuitant dies.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, or any other proof acceptable to us.

FIXED ACCUMULATION FEATURE: This is an account that is part of our General Account. You may allocate all or a portion of your premium payments or transfer of Contract Value to this account.

GENERAL ACCOUNT: Our General Account that includes our company assets and your annuity assets allocated to any of the Fixed Accumulation Features or DCA Program Fixed Accumulation Features.

HARTFORD OR WE: Hartford Life and Annuity Insurance Company.

INTEREST ACCUMULATION VALUE: This is the amount which we use for the purpose of calculating the optional interest accumulation death benefit.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior the deceased's 81st birthday or the date of death, if earlier.

PAYEE: The person or party designated by you to receive annuity payments.

PREMIUM TAX: A tax charged by a state or municipality on premium payments.

SEPARATE ACCOUNT: An account that we establish to separate the assets for your annuity Sub-Accounts from our company assets.

SURRENDER: A complete or partial withdrawal or distribution from your annuity.

SURRENDER VALUE: What we pay you if you terminate your annuity before we begin to make annuity payments.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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                               FEE TABLE SUMMARY
                      Contract Owner Transaction Expenses
                               (All Sub-Accounts)

 Sales Load Imposed on Purchases (as a percentage of premium
   payments)                                                           None
 -----------------------------------------------------------------------------
 Exchange Fee                                                            $0
 -----------------------------------------------------------------------------
 Contingent Deferred Sales Charge (as a percentage of amounts
   Surrendered) (1)
     First Year (2)                                                       7%
 -----------------------------------------------------------------------------
     Second Year                                                          6%
 -----------------------------------------------------------------------------
     Third Year                                                           6%
 -----------------------------------------------------------------------------
     Fourth Year                                                          5%
 -----------------------------------------------------------------------------
     Fifth Year                                                           4%
 -----------------------------------------------------------------------------
     Sixth Year                                                           3%
 -----------------------------------------------------------------------------
     Seventh Year                                                         2%
 -----------------------------------------------------------------------------
     Eighth Year                                                          0%
 -----------------------------------------------------------------------------
 Annual Maintenance Fee (3)                                             $30
 -----------------------------------------------------------------------------
 Annual Expenses -- Separate Account (as a percentage of daily
   Sub-Account value)
     Mortality and Expense Risk                                        1.25%
 -----------------------------------------------------------------------------
     Administrative Fees                                                .15%
 -----------------------------------------------------------------------------
     Total                                                             1.40%
 -----------------------------------------------------------------------------
 Optional Charges
     Optional Interest Accumulation Death Benefit (as a percentage
      of daily Sub-Account value)                                       .15%
 -----------------------------------------------------------------------------

(1) The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed 15% of premium payments each Contract year, on a non-cumulative basis.

(2) Length of time from each premium payment.

(3) The Annual Maintenance Fee is a single $30 charge deducted on each Contract Anniversary or upon Surrender if the Contract Value is less than $50,000. It is deducted proportionally from the investment options in use at the time of the charge.

The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

        Annual Fund Operating Expenses as of Each Fund's Fiscal Year End
                    (as a percentage of average net assets)

                                                                                                 TOTAL FUND
                                                    MANAGEMENT                     OTHER          OPERATING
                                                       FEES                      EXPENSES         EXPENSES
 UNDERLYING FUND                                  (WITH WAIVERS)  12b-1 FEES  (WITH WAIVERS)   (WITH WAIVERS)
 -------------------------------------------------------------------------------------------------------------
 American Funds Asset Allocation Fund                  0.44%         0.25%         0.01%            0.70%
 -------------------------------------------------------------------------------------------------------------
 American Funds Bond Fund                              0.52%         0.25%         0.02%            0.79%
 -------------------------------------------------------------------------------------------------------------
 American Funds Global Growth Fund                     0.69%         0.25%         0.06%            1.00%
 -------------------------------------------------------------------------------------------------------------
 American Funds Global Small Capitalization Fund
   (1)                                                 0.79%         0.25%         0.04%            1.08%
 -------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund                            0.40%         0.25%         0.01%            0.66%
 -------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income Fund                     0.35%         0.25%         0.01%            0.61%
 -------------------------------------------------------------------------------------------------------------
 American Funds International Fund                     0.57%         0.25%         0.09%            0.91%
 -------------------------------------------------------------------------------------------------------------
 American Funds New World Fund (2)                     0.85%         0.25%         0.08%            1.18%
 -------------------------------------------------------------------------------------------------------------
 Real Estate Securities Fund -- Class 2 (3)            0.52%         0.25%         0.02%            0.79%
 -------------------------------------------------------------------------------------------------------------
 Small Cap Fund -- Class 2 (3)                         0.75%         0.25%         0.02%            1.02%
 ------------------------------------------------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                                                                                 TOTAL FUND
                                                    MANAGEMENT                     OTHER          OPERATING
                                                       FEES                      EXPENSES         EXPENSES
 UNDERLYING FUND                                  (WITH WAIVERS)  12b-1 FEES  (WITH WAIVERS)   (WITH WAIVERS)
 -------------------------------------------------------------------------------------------------------------
 Franklin Strategic Income Investments Fund (4)        0.43%         N/A           0.32%            0.75%
 -------------------------------------------------------------------------------------------------------------
 Hartford Money Market HLS Fund                        0.43%         N/A           0.02%            0.45%
 -------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Capital Opportunities
   Series (5)(6)                                       0.75%         N/A           0.25%            1.02%
 -------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Emerging Growth Series
   (6)                                                 0.75%         N/A           0.10%            0.85%
 -------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Global Equity Series
   (5)(6)                                              1.00%         N/A           0.25%            1.25%
 -------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Growth Series (5)(6)        0.75%         N/A           0.25%            1.00%
 -------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Growth with Income
   Series (6)                                          0.75%         N/A           0.13%            0.88%
 -------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- High Income Series (6)      0.75%         N/A           0.28%            1.03%
 -------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- New Discovery Series
   (5)(6)                                              0.90%         N/A           0.25%            1.17%
 -------------------------------------------------------------------------------------------------------------
 MFS-Registered Trademark- Total Return Series
   (6)                                                 0.75%         N/A           0.16%            0.91%
 -------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 (3)          0.74%         0.25%         0.03%            1.02%
 -------------------------------------------------------------------------------------------------------------
 Templeton Asset Allocation Fund -- Class 2            0.60%         0.25%         0.18%            1.03%
 -------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Equity Fund --
   Class 1 (7)                                         1.25%         N/A           0.16%            1.41%
 -------------------------------------------------------------------------------------------------------------
 Templeton Global Growth Fund -- Class 2 (3)           0.83%         0.25%         0.05%            1.13%
 -------------------------------------------------------------------------------------------------------------
 Templeton International Fund -- Class 2               0.69%         0.25%         0.17%            1.11%
 ------------------------------------------------------------------------------------------------------------

(1) These expenses are annualized. The Fund began operations on April 30, 1998.

(2) These expenses are estimated amounts for the current fiscal year.

(3) "Management Fees" include fund administration fees. Because Class 2 shares are new, figures (other than Rule 12b-1 fees) are based on experience of each Fund's Class 1 shares in the most recent fiscal year; Rule 12b-1 fees are based on estimates.

(4) Figures are estimates for the current fiscal year. The fund's manager is contractually obligated to limit management fees and other expenses so that Total Fund Operating Expenses will not exceed .75% during the current fiscal year. Without these limitations, estimated Other Expenses and Total Operating Expenses would be as follows:

                                                                                    TOTAL FUND
                                                                                    OPERATING
    UNDERLYING FUND                     MANAGEMENT FEES  12b-1 FEES OTHER EXPENSES   EXPENSES
    ------------------------------------------------------------------------------------------
    Franklin Strategic Income
      Investments Fund                       0.43%          N/A         0.52%          0.95%
    ------------------------------------------------------------------------------------------

    The Fund's advisor or administrator has entered into an arrangement with Hartford Life under which Hartford Life is compensated for services it provides to the Fund.

(5) MFS has contractually agreed to bear expenses for these Series so that "Other Expenses" will not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Without this waiver the following would have been deducted:

                                                                                    TOTAL FUND
                                                                                    OPERATING
                                        MANAGEMENT FEES  12b-1 FEES OTHER EXPENSES   EXPENSES
    ------------------------------------------------------------------------------------------
    MFS-Registered Trademark- Capital
      Opportunities Series                   0.75%          N/A         0.36%          1.11%
    ------------------------------------------------------------------------------------------
    MFS-Registered Trademark- Global
      Equity Series                          1.00%          N/A         3.28%          4.28%
    ------------------------------------------------------------------------------------------
    MFS-Registered Trademark- Growth
      Series                                 0.75%          N/A         3.28%          4.03%
    ------------------------------------------------------------------------------------------
    MFS-Registered Trademark- New
      Discovery Series                       0.90%          N/A         4.32%          5.22%
    ------------------------------------------------------------------------------------------

(6) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series.

(7) "Management Fees" include fund administration fees. The fund's adviser or administrator has entered into an arrangement with Hartford Life under which Hartford Life is compensated for services it provides to the fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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EXAMPLE
THE FOLLOWING EXAMPLE ASSUMES THAT THE OPTIONAL INTEREST ACCUMULATION DEATH BENEFIT WAS ELECTED:

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds Asset
   Allocation                   $ 83   $ 124   $ 159    $ 267     $ 23   $  72   $ 124    $ 266     $ 24   $  73   $ 125    $ 267
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds Bond            $ 84   $ 127   $ 163    $ 276     $ 24   $  75   $ 129    $ 275     $ 25   $  76   $ 129    $ 276
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Growth   $ 86   $ 133   $ 174    $ 297     $ 26   $  81   $ 139    $ 297     $ 27   $  82   $ 140    $ 297
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Small
   Capitalization               $ 87   $ 136   $ 178    $ 305     $ 27   $  84   $ 144    $ 305     $ 28   $  85   $ 144    $ 305
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth          $ 83   $ 123   $ 157    $ 263     $ 23   $  71   $ 122    $ 262     $ 23   $  72   $ 123    $ 263
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income   $ 82   $ 121   $ 154    $ 258     $ 22   $  69   $ 119    $ 257     $ 23   $  70   $ 120    $ 258
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds International   $ 85   $ 130   $ 170    $ 288     $ 25   $  79   $ 135    $ 288     $ 26   $  79   $ 136    $ 288
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds New World       $ 88   $ 139   $ 183    $ 315     $ 28   $  87   $ 149    $ 314     $ 29   $  88   $ 149    $ 315
 ---------------------------------------------------------------------------------------------------------------------------------
 Franklin Real Estate
   Securities                   $ 84   $ 127   $ 163    $ 276     $ 24   $  75   $ 129    $ 275     $ 25   $  76   $ 129    $ 276
 ---------------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap             $ 86   $ 134   $ 175    $ 299     $ 26   $  82   $ 140    $ 299     $ 27   $  83   $ 141    $ 299
 ---------------------------------------------------------------------------------------------------------------------------------
 Franklin Strategic Income
   Investments                  $ 84   $ 125   $ 161    $ 272     $ 24   $  74   $ 127    $ 271     $ 24   $  74   $ 127    $ 272
 ---------------------------------------------------------------------------------------------------------------------------------
 Hartford Money Market          $ 81   $ 116   $ 146    $ 241     $ 21   $  65   $ 111    $ 240     $ 21   $  65   $ 112    $ 241
 ---------------------------------------------------------------------------------------------------------------------------------
 MFS Capital Opportunities      $ 86   $ 134   $ 175    $ 299     $ 26   $  82   $ 140    $ 299     $ 27   $  83   $ 141    $ 299
 ---------------------------------------------------------------------------------------------------------------------------------
 MFS Emerging Growth            $ 85   $ 129   $ 166    $ 282     $ 25   $  77   $ 132    $ 281     $ 25   $  78   $ 132    $ 282
 ---------------------------------------------------------------------------------------------------------------------------------
 MFS Global Equity              $ 89   $ 141   $ 187    $ 322     $ 29   $  89   $ 152    $ 321     $ 29   $  90   $ 153    $ 322
 ---------------------------------------------------------------------------------------------------------------------------------
 MFS Growth                     $ 86   $ 133   $ 174    $ 297     $ 26   $  81   $ 139    $ 297     $ 27   $  82   $ 140    $ 297
 ---------------------------------------------------------------------------------------------------------------------------------
 MFS Growth with Income         $ 85   $ 129   $ 168    $ 285     $ 25   $  78   $ 133    $ 284     $ 26   $  78   $ 134    $ 285
 ---------------------------------------------------------------------------------------------------------------------------------
 MFS High Income                $ 87   $ 134   $ 176    $ 300     $ 26   $  82   $ 141    $ 300     $ 27   $  83   $ 142    $ 300
 ---------------------------------------------------------------------------------------------------------------------------------
 MFS New Discovery              $ 88   $ 138   $ 183    $ 314     $ 28   $  87   $ 148    $ 313     $ 28   $  87   $ 149    $ 314
 ---------------------------------------------------------------------------------------------------------------------------------
 MFS Total Return               $ 85   $ 130   $ 170    $ 288     $ 25   $  79   $ 135    $ 288     $ 26   $  79   $ 136    $ 288
 ---------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities       $ 86   $ 134   $ 175    $ 299     $ 26   $  82   $ 140    $ 299     $ 27   $  83   $ 141    $ 299
 ---------------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Allocation     $ 87   $ 134   $ 176    $ 300     $ 26   $  82   $ 141    $ 300     $ 27   $  83   $ 142    $ 300
 ---------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets   $ 90   $ 146   $ 195    $ 337     $ 30   $  94   $ 160    $ 337     $ 31   $  95   $ 161    $ 337
 ---------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Growth        $ 88   $ 137   $ 181    $ 310     $ 27   $  85   $ 146    $ 309     $ 28   $  86   $ 147    $ 310
 ---------------------------------------------------------------------------------------------------------------------------------
 Templeton International        $ 87   $ 137   $ 180    $ 308     $ 27   $  85   $ 145    $ 308     $ 28   $  86   $ 146    $ 308
 ------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THE FOLLOWING EXAMPLE ASSUMES THAT THE OPTIONAL INTEREST ACCUMULATION DEATH BENEFIT WAS NOT ELECTED:

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds Asset
   Allocation                   $ 82   $ 119   $ 151    $ 251     $ 22   $  68   $ 116    $ 251     $ 22   $  68   $ 117    $ 251
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds Bond            $ 83   $ 122   $ 156    $ 261     $ 22   $  70   $ 121    $ 260     $ 23   $  71   $ 122    $ 261
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Growth   $ 85   $ 129   $ 166    $ 282     $ 25   $  77   $ 132    $ 281     $ 25   $  78   $ 132    $ 282
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Small
   Capitalization               $ 86   $ 131   $ 171    $ 290     $ 25   $  79   $ 136    $ 290     $ 26   $  80   $ 137    $ 290
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth          $ 81   $ 118   $ 149    $ 247     $ 21   $  66   $ 114    $ 246     $ 22   $  67   $ 115    $ 247
 ---------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income   $ 81   $ 117   $ 146    $ 242     $ 21   $  65   $ 112    $ 241     $ 21   $  66   $ 112    $ 242
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 American Funds International   $ 84   $ 126   $ 162    $ 273     $ 24   $  74   $ 127    $ 272     $ 24   $  75   $ 128    $ 273
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 American Funds New World       $ 87   $ 134   $ 176    $ 300     $ 26   $  82   $ 141    $ 300     $ 27   $  83   $ 142    $ 300
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 Franklin Real Estate
   Securities                   $ 83   $ 122   $ 156    $ 261     $ 22   $  70   $ 121    $ 260     $ 23   $  71   $ 122    $ 261
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 Franklin Small Cap             $ 85   $ 129   $ 168    $ 284     $ 25   $  78   $ 133    $ 283     $ 25   $  78   $ 134    $ 284
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 Franklin Strategic Income
   Investments                  $ 82   $ 121   $ 154    $ 257     $ 22   $  69   $ 119    $ 256     $ 23   $  70   $ 120    $ 257
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 Hartford Money Market          $ 79   $ 112   $ 138    $ 225     $ 19   $  60   $ 103    $ 224     $ 20   $  61   $ 104    $ 225
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 MFS Capital Opportunities      $ 85   $ 129   $ 168    $ 284     $ 25   $  78   $ 133    $ 283     $ 25   $  78   $ 134    $ 284
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 MFS Emerging Growth            $ 83   $ 124   $ 159    $ 267     $ 23   $  72   $ 124    $ 266     $ 24   $  73   $ 125    $ 267
 ---------------------------------------------------------------------------------------------------------------------------------
 MFS Global Equity              $ 87   $ 136   $ 179    $ 307     $ 27   $  85   $ 145    $ 307     $ 28   $  85   $ 145    $ 307
 ---------------------------------------------------------------------------------------------------------------------------------
 MFS Growth                     $ 85   $ 129   $ 166    $ 282     $ 25   $  77   $ 132    $ 281     $ 25   $  78   $ 132    $ 282
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 MFS Growth with Income         $ 83   $ 125   $ 160    $ 270     $ 23   $  73   $ 126    $ 269     $ 24   $  74   $ 126    $ 270
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 MFS High Income                $ 85   $ 129   $ 168    $ 285     $ 25   $  78   $ 133    $ 284     $ 26   $  78   $ 134    $ 285
 ---------------------------------------------------------------------------------------------------------------------------------
 MFS New Discovery              $ 86   $ 134   $ 175    $ 299     $ 26   $  82   $ 140    $ 299     $ 27   $  83   $ 141    $ 299
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 MFS Total Return               $ 84   $ 126   $ 162    $ 273     $ 24   $  74   $ 127    $ 272     $ 24   $  75   $ 128    $ 273
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 Mutual Shares Securities       $ 85   $ 129   $ 168    $ 284     $ 25   $  78   $ 133    $ 283     $ 25   $  78   $ 134    $ 284
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 Templeton Asset Allocation     $ 85   $ 129   $ 168    $ 285     $ 25   $  78   $ 133    $ 284     $ 26   $  78   $ 134    $ 285
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 Templeton Developing Markets   $ 89   $ 141   $ 187    $ 323     $ 29   $  89   $ 153    $ 322     $ 29   $  90   $ 153    $ 323
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 Templeton Global Growth        $ 86   $ 133   $ 173    $ 295     $ 26   $  81   $ 138    $ 295     $ 27   $  82   $ 139    $ 295
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 Templeton International        $ 86   $ 132   $ 172    $ 293     $ 26   $  80   $ 137    $ 293     $ 26   $  81   $ 138    $ 293
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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SUMMARY

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your first premium payment. Your first premium payment must be at least $1,000 and subsequent premium payments must be at least $500. The minimum premium payment requirements may differ if you are participating in our automatic investing ("InvestEase-Registered Trademark-") program.

 - For a limited time, usually within ten days after you receive your annuity, you may cancel your annuity without paying a Contingent Deferred Sales Charge. You bear the investment risk for your premium payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

The CDSC covers expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and the cost of preparing sales literature and other promotional activities.

We assess a CDSC when you request a full or partial Surrender. The percentage of the CDSC is based on how long each premium payment has been in the Contract. Each premium payment has its own CDSC schedule. Premium payments are Surrendered in the order that they were received. The longer you leave your premium payment in the Contract, the lower the CDSC will be when you Surrender.

The CDSC is a percentage of the amount Surrendered (not to exceed the total amount of the premium payments made) and equals:

          LENGTH OF
          TIME FROM
           PREMIUM           CDSC
           PAYMENT           CHARGE
          ----------------------
           1 year            7%
          ----------------------
           2 years           6%
          ----------------------
           3 years           6%
          ----------------------
           4 years           5%
          ----------------------
           5 years           4%
          ----------------------
           6 years           3%
          ----------------------
           7 years           2%
          ----------------------
           8 years
           or more           0%
          ----------------------

IS THERE AN ANNUAL MAINTENANCE FEE?

Yes. We deduct this $30 fee each year on your Contract Anniversary or when you completely Surrender your annuity, if, on either of those dates, the value of your annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?
In addition to the Annual Maintenance Fee, you pay three different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Separate Account. This charge is:

An administrative fee of .15% per year of the Contract Value held in the Separate Account.

The third type of charge is the fee you pay for the Funds.

Currently, fund charges range from 0.45% to 1.41% of the average daily value of the amount you have invested in the fund. See the Annual Operation Expense Table for more complete information and the funds' prospectuses attached to this Prospectus.

If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value which is equal to 0.15% per year of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?
You can partially or fully Surrender your Contract subject to a Contingent Deferred Sales Charge (CDSC). You can partially Surrender your Contract without any CDSC applied to the Surrender under the following conditions:

- Surrenders which don't exceed 15% of premium payments per Contract Year (Annual Withdrawal Amount);

- Surrenders made from premium payments invested more than seven years; 100% Surrender of earnings after the seventh Contract Year;

- Surrenders under the nursing home waiver (described as Eligible Confinement in the Contract); or

- Surrenders eligible for disability waiver under a group qualified plan.

WILL HARTFORD PAY A DEATH BENEFIT?

Your Contract has a Death Benefit and we offer an Optional Interest Accumulation Death Benefit ("Optional Death Benefit") that you can elect for an additional fee. There is a Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make annuity payments. The Death Benefit will remain invested in the Sub-Accounts according to your last instructions (unless otherwise mutually specified by your Beneficiaries) and will be subject to market fluctuations.

IF YOU DO NOT ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;

- The Contract Value of your annuity, or

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries, of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

IF YOU ELECT THE OPTIONAL DEATH BENEFIT, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments you have made to us reduced by any subsequent Surrenders;
- The Contract Value of your annuity;

- Your Maximum Anniversary Value, which is the highest Anniversary Value before the deceased's 81st birthday or date of death; or

- Your Interest Accumulation Value.

The INTEREST ACCUMULATION VALUE is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". If you elect the Optional Death Benefit, we will deduct an additional charge daily from your Contract Value equal to .15% of the Sub-Account value. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. For Contracts issued in the state of Washington, the Optional Death Benefit is not available.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Contract will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment or as an annuity payment option. This provision will only apply one time for each Contract.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When you purchase your annuity, you may choose one of the following annuity payment options, or receive a lump sum payment:

LIFE ANNUITY where we make scheduled payments for the Annuitant's life.

 - Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

LIFE ANNUITY WITH CASH REFUND where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value, less any applicable Premium Taxes, applied to this annuity payment option.

 - This option is only available if you select a variable dollar amount payment with the 5% AIR or fixed dollar amount annuity payments.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant. At the time of electing this annuity payment option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT AND JOINT ANNUITANT, even if the Annuitant and Joint Annuitant die after one payment.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee that those payments for a time period you select which is a minimum of 5 years and a maximum 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and the Joint Annuitant die prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

PAYMENTS FOR A PERIOD CERTAIN where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, YOU MAY SURRENDER YOUR ANNUITY after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay the value of the remaining payments to your Beneficiary, either in a lump sum or we will continue payments until the end of the period selected.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, which ever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what annuity payment option you want before that time, we will pay you under the Life Annuity with a 10 year period certain. Please consult your Registered Representative or call us.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
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Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING             BASIS OF RATING
-------------------------------------------------------------------------------------------------
A.M. Best and Company, Inc.                1/1/99      A+     Financial performance
-------------------------------------------------------------------------------------------------
Standard & Poor's                          6/1/98     AA      Insurer financial strength
-------------------------------------------------------------------------------------------------
Duff & Phelps                            12/21/98     AA+     Claims paying ability
----------------------------------------------------------------

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.

THE FUNDS
--------------------------------------------------------------------------------

The American Funds Asset Allocation Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut., serves as the investment adviser to the Fund. The Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.

The MFS-Registered Trademark- Capital Opportunities Series,
MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark-Global Equity Series, MFS-Registered Trademark- Growth Series,
MFS-Registered Trademark- Growth with Income Series, MFS-Registered Trademark-High Income Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark- Total Return Series are series of the
MFS-Registered Trademark- Variable Insurance Trust(sm). The MFS Variable Insurance Trust(sm) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(sm) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust(sm). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Strategic Income Investments Fund, Templeton Asset Allocation Fund and Templeton International Fund are all part of the Templeton Variable Products Series Fund. The Templeton Variable Products Series Fund is an open-end, managed investment company which was organized as a Massachusetts business trust on February 25, 1988. Templeton Variable Products Series Fund offers Class 1 and Class 2 shares. Class 2 shares of Templeton Asset Allocation Fund and Templeton International Fund are currently available in this Annuity. The investment manager of these funds is Templeton Investment Counsel, Inc. located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Class 1 shares of the Franklin Strategic Income Investments Fund are currently available in this Annuity. The investment manager of this fund is Franklin Advisers, Inc., located at 777 Mariners Island Blvd, P.O. Box 7777, San Mateo, California, 94403-7777. Templeton Investment Counsel, Inc. and Franklin Advisers, Inc. are wholly owned by Franklin Resources, Inc. a publicly owned company engaged in the financial services industry through its subsidiaries.

The Real Estate Securities Fund, Small Cap Fund, Mutual Shares Securities Fund, Templeton Developing Markets Equity Fund, and Templeton Global Growth Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares of Templeton Developing Markets Equity Fund are available. The investment manager of the Real Estate Securities Fund and the Small Cap Fund is Franklin Advisers, Inc. located at 777 Mariners Island Blvd. P.O. Box 7777, San Mateo, California 94403-7777. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Global Growth Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Equity Fund is Templeton Asset Management Ltd., located at 7 Temasek Blvd. #38-03, Suntec Tower One, Singapore, 038987. The funds' investment managers and their affiliates manage over $216 billion in assets as of March 31, 1999.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states. Contact your registered representative for current information about availability.

The investment goals of each of the Funds are as follows:

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed income securities and money market instruments in any combination.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt-securities, including high-yield, high risk bonds.

FRANKLIN STRATEGIC INCOME INVESTMENTS FUND -- Seeks to earn a high level of current income. Its secondary goal is long-term capital appreciation.

REAL ESTATE SECURITIES FUND -- Seeks capital appreciation. Its secondary goal is to earn current income.

SMALL CAP FUND -- Seeks long-term capital growth.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- GROWTH SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- GROWTH WITH INCOME SERIES -- Seeks to provide reasonable current income and long-term growth of capital and income.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks primarily to provide above-average income (compared to a portfolio invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation. Its secondary goal is income.

TEMPLETON ASSET ALLOCATION FUND -- Seeks high total return.

TEMPLETON DEVELOPING MARKETS EQUITY FUND -- Seeks long-term capital appreciation.

TEMPLETON GLOBAL GROWTH FUND -- Seeks long-term capital growth.

TEMPLETON INTERNATIONAL FUND -- Seeks long-term capital growth.

MIXED AND SHARED FUNDING -- Shares of the Funds are sold to our other Separate Accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other Separate Accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding, as disclosed in the funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payments to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be will be made available to existing Contract Owners as we determined appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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In the event of any substitution or change, We may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period and assumes that the Optional Death Benefit has not been elected.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Separate Account may also disclose yield for periods prior to the date the Separate Account commenced operations. For periods prior to the date the Separate Account commenced operations, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. No yield disclosure for periods prior to the date of the Separate Account will be used without the yield disclosure for periods as of the date of the inception of the Separate Account.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURES
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE CONTRACT RELATING TO THE FIXED ACCUMULATION FEATURES IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURES ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NONE OF THE FIXED ACCUMULATION FEATURES OR ANY OF THEIR INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURES. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURES MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Payments and Contract Values allocated to a Fixed Accumulation Feature become a part of our general assets. We invest the assets of the General Account in accordance with applicable law governing the investments of insurance company General Accounts. We have more than one Fixed Accumulation Feature. The standard Fixed Accumulation Feature (the "Fixed Accumulation Feature") and then a number of DCA Program Fixed Accumulation Features, which we collectively refer to as the "Fixed Accumulation Features".

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right, in our sole discretion, to credit interest at a rate in excess of 3% per year. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guarantee of 3% for any given year.

We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for the determination of interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in", "first-out" basis.

From time to time, we may credit increased interest rates to Contract Owners under certain programs established at our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- These programs will use designated DCA Program Fixed Accumulation Features. Currently, Contract Owners may enroll in a special pre-authorized transfer program known as our Dollar Cost Averaging Plus Program (the "Program"). Under this Program, Contract Owners who enroll may allocate a minimum of $5,000 of their payment into the appropriate DCA Program Fixed Accumulation Feature (we may allow a lower minimum premium payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either the 6 Month Transfer Program or 12 Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months and all payments and accrued interest must be transferred from the DCA Program Fixed Accumulation Feature in use to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and a final transfer of the entire amount remaining in the Program, which will generally be less than the prior monthly transfer amounts.

The pre-authorized transfers will begin within 15 days after we receive the initial Program payment and complete enrollment instructions. If We do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will transfer any remaining amounts to the Fixed Accumulation Feature and you will receive the Fixed Accumulation Feature's current effective interest rate. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that Program transfer period, unless otherwise directed by You.

You may only have one dollar cost averaging program in place at one time, this means one standard dollar cost averaging plan or one Dollar Cost Averaging Plus Program.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation of enrollment in the Program, you will no longer receive the increased interest rate and unless we receive instructions to the contrary, the amounts remaining in the DCA Program Fixed Accumulation Feature may be transferred to the Fixed Accumulation Feature and accrue the interest rate currently in effect.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program established by Hartford. Any change to the Program will not affect Contract Owners currently enrolled in the Program. This Program may not be available in all states; please contact us to determine if it is available in your state.

THE CONTRACT
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THE CONTRACT OFFERED -- The Contracts are individual or group tax-deferred variable annuity contracts. They are designed for retirement planning purposes and may be purchased by any individual, group or trust, including; (a) any trustee or custodian for a retirement plan qualified under Sections 401(a), or 403(a) of the Internal Revenue Code (which includes Section 401(k)); (b) annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code; (c) Individual Retirement Annuities adopted according to Section 408 of the Code; (d) employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and (e) certain eligible deferred compensation plans as defined in
Section 457 of the Code ("Qualified Contracts").

PURCHASING A CONTRACT -- A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with an initial premium payment to the Administrative Office of the Company. The maximum age for Annuitant, Owner and Joint Owner on the Contract Issue Date is 85. Generally, the minimum premium payment is $1,000. The minimum subsequent premium payment is $500. Certain plans may be allowed to make smaller periodic premium payments. Unless we give our prior approval, we will not accept a

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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premium payment in excess of $1,000,000. Each premium payment, which is your premium payment after the deduction of any applicable Premium Taxes, may be split among the various Accounts subject to minimum amounts then in effect. For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. We will send you a confirmation notice upon receipt and acceptance of your premium payment.

RIGHT TO EXAMINE THE CONTRACT -- If you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days (or longer in some states) after you receive it. You must send a written request for cancellation along with the Contract. We will, without deduction for any CDSC normally assessed, pay you an amount equal to the Contract Value. YOU BEAR THE INVESTMENT RISK DURING THE PERIOD PRIOR TO OUR RECEIPT OF YOUR REQUEST FOR CANCELLATION. We will refund the premium paid only for Individual Retirement Annuities, if returned within seven days of receipt, and in those states where required by law.

CREDITING AND VALUATION -- Your premium payment, which is the balance remaining after the deduction of any Premium Tax, is credited to your Contract within two business days of receipt by us at our Administrative Office of a properly completed application or an order to purchase a Contract and the premium payment. The payment will be credited to the Accounts according to the instructions we receive from you.

If your application or other information is incomplete when received, your payment will be credited to the Accounts within five business days of receipt of complete information. If the payment is not credited within five business days, it will be immediately returned to you unless you have been informed of the delay and tell us not to return it.

Subsequent premium payments are priced on the Valuation Day we receive the payment in our Administrative Office, provided it is received before the New York Stock Exchange closes. Unless otherwise specified, We will allocate any subsequent payments to Accounts according to your most recent instructions.

CONTRACT VALUE -- BEFORE THE ANNUITY
COMMENCEMENT DATE

Your Contract Value reflects interest rate credited any amounts allocated to the Fixed Accumulation Features and the investment performance of the Sub-Accounts where you have payments allocated.

SUB-ACCOUNT VALUES -- Your Sub-Account Values on the date we issue your Contract is the amount of your premium payment allocated to any Sub-Account. After that, we determine your Sub-Account value by determining the Accumulation Unit value for each Sub-Account, and then multiplying that value by the number of those units. Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.

ACCUMULATION UNITS -- When Premium Payments are credited to your Sub-Accounts, they are converted into accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

ACCUMULATION UNIT VALUE -- The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. After that, the Accumulation Unit value for each Sub-Account will equal (a) the Accumulation Unit value at the end of the preceding Valuation Day multiplied by
(b) the Net Investment Factor (see the definition below) for the Valuation Day for which the Accumulation Unit value is being calculated.

You will be advised, at least semiannually, of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, and the total value of your Contract.

THE NET INVESTMENT FACTOR (BEFORE AND AFTER THE ANNUITY COMMENCEMENT
DATE) -- The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (a) by (b) and subtracting (c) from the result, where:

- Is the Net Asset Value of the Fund held in that Sub-Account, determined at the end of the current Valuation Period (plus the per share amount of any dividends or capital gains distributions made by that Fund);

- Is the Net Asset Value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period;

- Is a daily factor representing the mortality and expense risk charge and any optional charges deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.

CONTRACT VALUE TRANSFERS BEFORE AND AFTER THE ANNUITY COMMENCEMENT DATE

You may transfer your Contract Values from one or more Accounts to another Account free of charge. WE RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS TO 12 PER CONTRACT YEAR, WITH NO 2 TRANSFERS OCCURRING ON CONSECUTIVE VALUATION DAYS. Transfers by telephone may be made by you or by your attorney-in-fact pursuant to a power of attorney by calling us at 1-800-862-6668 or by the agent of record by calling 1-800-862-7155 . Telephone transfers may not be permitted by some states. There may be limitations on transfers to and from

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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the Fixed Accumulation Features that are described in your Contract. Some states may allow us to limit the dollar amount transferred.

We, or our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedure we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape-recorded.

We may permit you to pre-authorize transfers under certain circumstances. Transfers between the Accounts may be made both before and after the Annuity Commencement Date. Generally, the minimum allocation to any Sub-Account may not be less than $500. All percentage (%) allocations must be in whole numbers (e.g., 1%). No minimum balance is presently required in any Account.

IT IS YOUR RESPONSIBILITY TO VERIFY THE ACCURACY OF ALL CONFIRMATIONS OF TRANSFERS AND TO PROMPTLY ADVISE US IN OUR ADMINISTRATIVE OFFICES OF ANY INACCURACIES WITHIN 30 DAYS OF THE DATE YOU RECEIVE YOUR CONFIRMATION.

The right to reallocate Contract Values is subject to modification if we determine, in our sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by you at any one time. SUCH RESTRICTIONS MAY BE APPLIED IN ANY MANNER REASONABLY DESIGNED TO PREVENT ANY USE OF THE TRANSFER RIGHT WHICH WE CONSIDER TO BE TO THE DISADVANTAGE OF OTHER CONTRACT OWNERS.

For Contracts issued in THE STATES OF FLORIDA, MARYLAND OR OREGON, the reservation of rights set forth in the preceding paragraph is limited to: (i) requiring up to a maximum of 10 Valuation Days between each transfer; (ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from you and not from your representative, agent or person acting under a power of attorney for you.

Currently, we will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose Accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with us.

Transfers made under a Dollar Cost Averaging Program do not count towards the twelve transfers each Contract Year that we allow without charge and are not subject to our rule that prohibits any two transfers from occurring on Consecutive Valuation Days.

SURRENDERS

Contract Owners should consult their tax adviser regarding the tax consequences of a Surrender.

 - A Surrender made before age 59 1/2 may result in adverse tax consequences, including a penalty tax of 10% of the taxable portion of the Surrender Value. (See "Federal Tax Considerations")

PAYMENT OF SURRENDER AMOUNTS -- Payment of any request for a full or partial Surrender from the Accounts will be made as soon as possible and in any event no later than seven days after we receive the request at our Administrative Office.

There may be postponement in the payment of Surrender Amounts whenever (a) the New York Stock Exchange is closed; (b) trading on the New York Stock Exchange is restricted as determined by the Commission; (c) the Commission permits postponement and so orders; or (d) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

FULL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- At any time prior to the Annuity Commencement Date, you have the right to fully Surrender the Contract. In such event, the Surrender Value of the Contract may be taken in the form of a lump sum cash payment.

The Surrender Value of the Contract is equal to the Contract Value less any Premium Taxes, the Annual Maintenance Fee and any Contingent Deferred Sales Charge, if applicable. The Surrender Value may be more or less than the amount of the payments made to your Contract.

PARTIAL SURRENDERS PRIOR TO THE ANNUITY COMMENCEMENT DATE -- You may make a partial Surrender of your Contract Value at any time prior to the Annuity Commencement Date so long as the amount Surrendered is at least equal to our minimum amount rules then in effect. Additionally, if the remaining Contract Value following a Surrender is less than $500, we may terminate the Contract and pay the Surrender Value. For Contracts issued in Texas, the Contract will not be terminated when the remaining Contract Value after a Surrender is less than $500 unless there were no payments made during the previous 2 Contract Years.

WHEN REQUESTING A PARTIAL SURRENDER, YOU SHOULD SPECIFY THE ACCOUNT(S) FROM WHICH THE PARTIAL SURRENDER WILL BE TAKEN; OTHERWISE, THE SURRENDER WILL BE TAKEN ON A PRO RATA BASIS ACCORDING TO THE VALUE IN EACH ACTIVE ACCOUNT.

We may permit you to pre-authorize partial Surrenders subject to certain limitations then in effect. We permit partial Surrenders by telephone subject to dollar amount limitations in effect at the time you request the Surrender. To request partial Surrenders by

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telephone, you must have completed and returned to us a Telephone Redemption Program Enrollment Form authorizing telephone Surrenders. If there are joint Contract Owners, both must authorize us to accept telephone instructions and agree that We may accept telephone instructions for partial Surrenders from either Contract Owner. Partial Surrender requests will not be honored until we receive all required documents in proper form.

Telephone authorization will remain valid until (a) we receive written notice of revocation by you, or, in the case of joint Contract Owners, written notice from either Contract Owner; (b) we discontinue the privilege; or (c) we have reason to believe that you have entered into a market timing agreement with an investment adviser and/or broker/dealer.

We may record any telephone calls to verify data concerning transactions and may adopt other procedures to confirm that telephone instructions are genuine. We will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

In order to obtain that day's unit values on Surrender, We must receive telephone Surrender instructions prior to the close of trading on the New York Stock Exchange (generally 4:00 p.m.).

We may modify, suspend, or terminate telephone transaction privileges at any time.

SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may fully Surrender your Contract on or after the Annuity Commencement Date if you elect the Payment For a Period Certain Settlement Option. We pay you the commuted value that is equal to the present value of the remaining payments we are scheduled to make less any applicable Contingent Deferred Sales Charge. The commuted value is determined as of the date we receive your written request for Surrender at our Administrative Office.

Partial Surrenders are permitted after the Annuity Commencement Date if you elect a variable dollar amount payment under the Payments for a Period Certain Settlement Option, but check with your tax adviser because there may be adverse tax consequences.

IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE
59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING SURRENDER REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS").

CONTRACT CHARGES

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

The CDSC covers expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and the cost of preparing sales literature and other promotional activities.

We assess a CDSC when you request a full or partial Surrender. The percentage of the CDSC is based on how long each premium payment has been in the Contract. Each premium payment has its own CDSC schedule. Premium payments are Surrendered in the order that they were received. The longer you leave your premium payment in the Contract, the lower the CDSC will be when you Surrender.

The CDSC is a percentage of the amount Surrendered (not to exceed the total amount of the premium payments made) and equals:

          LENGTH OF
          TIME FROM
           PREMIUM           CDSC
           PAYMENT           CHARGE
          ----------------------
           1 year            7%
          ----------------------
           2 years           6%
          ----------------------
           3 years           6%
          ----------------------
           4 years           5%
          ----------------------
           5 years           4%
          ----------------------
           6 years           3%
          ----------------------
           7 years           2%
          ----------------------
           8 years
           or more           0%
          ----------------------

PAYMENTS NOT SUBJECT TO CDSC

ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract years, you may make a partial Surrender of Contract Values of up to 15% of the premium payments each Contract Year on a non-cumulative basis, as determined on the date of the requested Surrender, without the application of the CDSC. After the seventh Contract Year, you may make a partial Surrender each Contract Year of 15% of premium payments made during the seven years prior to the Surrender and 100% of the Contract Value less the premium payments made during the seven years prior to the Surrender. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

EXTENDED SURRENDER PRIVILEGE -- This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to Surrender an amount equal to the required minimum distribution for the stated Contract without incurring any CDSC.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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WAIVERS OF CDSC

CONFINEMENT IN A NURSING HOME, HOSPITAL OR LONG TERM CARE FACILITY (DESCRIBED AS ELIGIBLE CONFINEMENT IN THE CONTRACT) -- We will waive any CDSC applicable to a partial or full Surrender if the Annuitant, Contract Owner or joint annuitant is confined, at the recommendation of a physician for medically necessary reasons, for at least 180 calendar days to: a hospital recognized as a general hospital by the proper authority of the state in which it is located; or a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or a facility certified as a hospital or long-term care facility; or a nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

The Annuitant, Contract Owner or joint annuitant cannot be confined at the time the Contract is purchased in order to receive this waiver and the Contract Owner(s) must have been the Contract Owner(s) continuously since the Contract issue date. You must provide written proof of confinement satisfactory to Hartford and you must request the partial or full Surrender within 91 calendar days of the last day of confinement.

This waiver may not be available in all states. Please contact your registered representative or contact Us to determine availability.

DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY
OPTION -- No CDSC otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a Surrender of variable payments for a Period Certain Annuity option) provided for under the Contract.

OTHER PLANS OR PROGRAMS -- Certain plans or programs established by us from time to time may have different Surrender privileges.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming risks under the Contract, We deduct a daily charge at the rate of 1.25% per year against all Contract Values held in the Accounts during the life of the Contract. Although variable annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) our actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) our actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by us.

There are two types of mortality risks: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality risk we take in the accumulation phase is that we may experience a loss resulting from the assumption of the mortality risk relative to the death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value. The mortality risk we take during the annuity payout phase is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. These mortality undertakings are based on our determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from our actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, we must provide amounts from our general funds to fulfill our contractual obligations. We will bear the loss in such a situation.

During the accumulation phase, we also provide an expense undertaking. We assume the risk that the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ANNUAL MAINTENANCE FEE -- Each year, on each Contract Anniversary on or before the Annuity Commencement Date, we will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse us for expenses relating to the maintenance of the Contract and Accounts. If during a Contract Year the Contract is Surrendered for its full value, we will deduct the Annual Maintenance Fee at the time of such Surrender. The fee is a flat fee that will be due in the full amount regardless of the time of the Contract Year that Contract Values are Surrendered. The Annual Maintenance Fee is $30 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Account under a Contract.

WAIVERS OF THE ANNUAL MAINTENANCE FEE -- Annual Maintenance Fees are waived for Contracts with Contract Value equal to or greater than $50,000. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own one or more Contracts with a combined Contract Value of $50,000 up to $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of Annual Maintenance Fee waivers to a total of six Contracts. We reserve the right to waive the Annual Maintenance Fee under other conditions.

ADMINISTRATIVE CHARGE -- For administration, we apply a daily charge at the rate of .15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

You should refer to the Fund prospectus for a description of deductions and expenses paid out of the assets of the Fund's portfolios.

PREMIUM TAXES -- Charges are also deducted for Premium Tax, if applicable, imposed by state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. We

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will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is Surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.

OPTIONAL DEATH BENEFIT FEE -- If you elect the Optional Death Benefit, we will deduct daily from your Contract Value an additional charge which equals .15% per year of the Sub-Account value.

EXCEPTIONS TO CHARGES UNDER THE CONTRACT -- We may offer, at our discretion, reduced fees and charges including, but not limited to, CDSC, the mortality and expense risk charge, administration charges, optional charges and the Annual Maintenance Fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY COMMENCEMENT DATE

DETERMINATION OF THE BENEFICIARY -- If the Contract Owner or the Annuitant dies before the Annuity Commencement Date, we will pay a Death Benefit to the Beneficiary.

 - IF THE CONTRACT OWNER DIES before the Annuity Commencement Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the Contract Owner's spouse is the sole Beneficiary, the spouse may elect, in lieu of receiving the Death Benefit as a lump sum payment or annuity payment option, to be treated as the Contract Owner. If the Annuitant is not living and there is no Contingent Annuitant, the spouse will be presumed to be the Contingent Annuitant. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.

 - IF THE ANNUITANT DIES before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If either (a) there is no Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or (c) if any sole Contract Owner dies before the Annuity Commencement Date, the Beneficiary, as determined under the Contract control provisions, will receive the Death Benefit. However, if the Annuitant dies prior to the Annuity Commencement Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary. In that case, the rights of any designated Beneficiary shall be void.

DETERMINATION OF THE DEATH BENEFIT

IF YOU DID NOT ELECT THE OPTIONAL DEATH BENEFIT, Your Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be calculated as follows:

If the deceased HAD NOT REACHED THEIR 81ST BIRTHDAY, the Death Benefit is the greater of:

- 100% of the total premium payments made to the Contract, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, premium payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

IF THE DECEASED REACHED THEIR 81ST BIRTHDAY, then the Death Benefit is the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders, or

- The Contract Value of your annuity, or

- The Maximum Anniversary Value.

If you did elect the Optional Death Benefit, the Death Benefit, which we will calculate as of the date we receive Due Proof of Death, will be the greater of:

- 100% of the total premium payments made to us, reduced by any subsequent Surrenders;

- The Contract Value of your annuity;

- The Maximum Anniversary Value; or

- The Interest Accumulation Value, which is described below.

The Interest Accumulation Value is calculated by accumulating interest on your premium payments at a rate of 5% per year up to the deceased's 81st birthday or date of death, assuming you have not taken any Surrenders. If you have taken any Surrenders, the 5% will be accumulated on your premium payments, but there will be an adjustment for any of the Surrenders. This adjustment will reduce the Optional Death Benefit proportionally for the Surrenders. We stop compounding interest on the deceased's 81st birthday or date of death. After that date, the Interest Accumulation Value will be adjusted by adding any subsequent payments and subtracting proportional adjustments for any partial Surrenders. The Optional Death Benefit is limited to a maximum of 200% of premium payments, less proportional

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II". The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 75 or older. For Contracts issued in the state of Washington, the Optional Death Benefit is not available.

SPOUSAL CONTRACT CONTINUATION -- If the Death Benefit beneficiary is the Contract Owner's spouse, the Contract will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. This provision will only apply one time for each Contract.

CALCULATION OF THE DEATH BENEFIT -- If the Contract Owner or Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to the Beneficiary, the Death Benefit will be calculated as of the date we receive written notification of Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF WRITTEN NOTIFICATION OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETE SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

Any Annuity payments made on or after the date of death, but before receipt of written notification of Due Proof of Death will be recovered by us from the Payee.

DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE

If, on or after the Annuity Commencement Date, the Contract Owner dies and the Annuitant is living, the Beneficiary becomes the Contract Owner. If the Annuitant dies and the Contract Owner is living, the Contract Owner becomes the Beneficiary.

If the Annuitant dies on or after the Annuity Commencement Date, a Death Benefit may be paid or payments may continue under the following annuity payment options:

- Life Annuity with Cash Refund

- Life Annuity with payments for a Period Certain

- Joint and Last Survivor Life Annuity with payments for a Period Certain and payments for a Period Certain.

Proceeds from the Death Benefit may be left with us for at least 5 years from the date of the Contract Owner's death if the death occurs prior to the Annuity Commencement Date. These proceeds will remain in the Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial Surrenders may be made at any time. In the event of a complete Surrender, the remaining value will equal the Contract Value of the proceeds left with us, minus any partial Surrenders. This option may not be available under certain Contracts issued in connection with Qualified Plans.

SETTLEMENT PROVISIONS
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You select an Annuity Commencement Date which will not be deferred beyond the Valuation Day immediately following the later of the Annuitant's 90th birthday or the end of the tenth Contract Year. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. If the Contract is sold as part of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday. The Annuity Commencement Date may be changed from time to time, but ANY CHANGE MUST BE WITHIN 30 DAYS PRIOR TO THE DATE ON WHICH ANNUITY PAYMENTS ARE SCHEDULED TO BEGIN.

You also elect in writing an annuity payment option, which may be any of the options described below or any annuity payment option then being offered by us. The annuity payment option may not be changed on or after the Annuity Commencement Date. The Contract contains the six annuity payment options described below and the Annuity Proceeds Settlement Option.

For Qualified Contracts, the following annuity payment options are only available if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. The Annuity Proceeds Settlement option is available for Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Beneficiary at the time the option becomes effective. Such life expectancies are computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table in use by us. If you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

For Non-Qualified Contracts, if you do not elect otherwise, fixed dollar amount annuity payments will automatically begin on the Annuity Commencement Date under the annuity payment option Life Annuity with payments for a Period Certain of 10 years. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, fixed dollar amount annuity payments will begin automatically on the Annuity Commencement Date, under the Life Annuity Payment Option.

With the exception of the option Payments for a Period Certain, if the variable dollar amount payment is selected, no Surrenders are permitted after annuity payments begin.

ANNUITY PAYMENT OPTIONS

OPTION 1 -- LIFE ANNUITY

where we make Annuity payments for as long as the Annuitant lives.

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 - Payments under this option STOP UPON THE DEATH OF THE ANNUITANT, even if the Annuitant dies after one payment.

OPTION 2 -- LIFE ANNUITY WITH CASH REFUND

where we make payments during the life of the Annuitant and when the Annuitant dies, we pay the remaining value to the Beneficiary. The remaining value is calculated at the time we receive Due Proof of Death by subtracting the annuity payments already made from the Contract Value less any applicable Premium Taxes applied to this annuity payment option.

 - This option is only available if you select payments using a VARIABLE DOLLAR AMOUNT PAYMENT OPTION WITH THE 5% AIR OR FIXED DOLLAR AMOUNT ANNUITY PAYMENTS.

OPTION 3 -- LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

where we make payments to you for the life of the Annuitant but you are at least guaranteed payments for a time period you select which is a minimum of 5 years and a maximum of 100 years minus your Annuitant's age.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.

OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

where we make payments during the lifetimes of the Annuitant and another designated individual called the Joint Annuitant At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - Payments under this option stop UPON THE DEATH OF THE ANNUITANT AND JOINT ANNUITANT, even if the Annuitant and Joint Annuitant die after one payment.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

where we make payments during the lifetime of the Annuitant and a Joint Annuitant, and we guarantee that those payments for a time period you select which is not less than 5 years and no more than 100 years minus the younger Annuitant's age. At the time of electing this Annuity Option, the Contract Owner may elect reduced payments over the remaining lifetime of the survivor.

 - If the Annuitant and Joint Annuity die prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or We will continue payments until the end of the period selected.

OPTION 6 -- PAYMENTS FOR A PERIOD CERTAIN

where we agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age.

 - If you select this option under a variable dollar amount payment, YOU MAY SURRENDER YOUR ANNUITY after annuity payments have started and we will give you the present value of the remaining payments less any applicable Contingent Deferred Sales Charge.

 - If the Annuitant dies prior to the end of the period selected, we will pay your Beneficiary the present value of the remaining payments, either in a lump sum payment or we will continue payments until the end of the period selected.

 - For Contracts issued in the state of Oregon, Payments for a Period Certain may be selected as follows: For fixed annuity payments, the minimum period that you can select is 10 years at any time and 5 years on or after the 2nd Contract Anniversary. For variable annuity payments, the minimum period that you can select is 5 years on or after the 10th Contract Anniversary. Under an Annuity payable with variable annuity payments, you may surrender the Contract after payments have begun by submitting a written request to us. The amount available to you is the Commuted Value.

WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME.

ANNUITY PAYMENTS

When you decide to begin to take payments, we calculate your Contract Value minus any Premium Tax which we must pay and, unless you instruct us otherwise, we apply that amount to a variable annuity with the same Sub-Account values. You may however, choose to have your Contract Value applied to a fixed annuity instead.

IMPORTANT: YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG ACCOUNTS TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

ANNUITY PAYMENTS -- The minimum Annuity payment is $50. No election may be made which results in a first payment of less than $50. If at any time Annuity payments are or become less than $50, we have the right to change the frequency of payment to intervals so that payments will at least be $50. If any amount due is less than the minimum amount per year, we may make such other settlement as may be equitable to the Payee.

All Annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by you. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may be changed within 30 days prior to the anniversary of your Annuity Commencement Date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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ANNUITY COMMENCEMENT DATE -- You select the Annuity Commencement Date in your application or order request. The Annuity Calculation Date will be no more than five Valuation Days before the Annuity Commencement Date.

ANNUITY CALCULATION DATE -- On the Annuity Calculation Date, your Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub-Accounts selected by you. The first Annuity payment is computed using the value of these Annuity Units as of the Annuity Calculation Date.

INCOME PAYMENT DATES -- All Annuity payments after the first Annuity payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Annuity Commencement Date, based on the Annuity payment frequency selected by you. They are also shown on the specification page of your Contract. You may choose from monthly, quarterly, semi-annual and annual payments. The Annuity payment frequency may not be changed once selected by you.

IN THE EVENT THAT YOU DO NOT SELECT A PAYMENT FREQUENCY, ANNUITY PAYMENTS WILL BE MADE MONTHLY.

VARIABLE ANNUITY PAYMENTS

THE FIRST VARIABLE ANNUITY PAYMENT -- Variable Annuity payments are periodic payments we pay to your designated Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by you. The dollar amount of the first Variable Annuity payment depends on the annuity payment option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value less applicable Premium Tax applied to purchase the Annuity payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an AIR of not less than 3.0%.

The dollar amount of the first Variable Annuity payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the payment factor in the Contract for the selected annuity payment option. The dollar value of the first Variable Annuity payment is the sum of the first Variable Annuity payments attributable to each Sub-Account.

ANNUITY UNITS -- The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS -- The dollar amount of each subsequent Variable Annuity payment attributable to each Sub-Account is calculated on the Income Payment Date. It is determined by multiplying (a) by (b), where:

(a) is the number of Annuity Units of each Sub-Account credited under the Contract and

(b) is the Annuity Unit value (described below) for that Sub-Account.

The total subsequent Variable Annuity payments equal the sum of the amounts attributable to each Sub-Account.

When an Income Payment Date falls on a day that is not a Valuation Day, the Income Payment is computed as of the prior Valuation Day. If the date of the month elected does not occur in a given month, i.e., the 29th, 30th, or 31st of a month, the payment will be computed as of the last Valuation Day of the month.

When an Income Payment Date falls on a day that is not a Valuation Day, the Income Payment is computed as of the prior Valuation Day. If the date of the month elected does not occur in a given month, i.e., the 29th, 30th, or 31st of a month, the payment will be computed as of the last Valuation Day of the month.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to
(a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b) is the Annuity Unit value for the preceding Valuation Period; and

(c) is the Annuity Unit Factor

The Annuity Unit Factor neutralizes the AIR percentage (3%, 5%, or 6%). The daily Annuity Unit Factor corresponding to the AIR percentages of 3%, 5%, and 6% are 0.999919, 0.999866, and 0.999840, respectively

THE ASSUMED INVESTMENT RETURN (AIR) -- The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment return of the Sub-Account(s) supporting the Variable Annuity payments, less an adjustment to neutralize the selected AIR. Dividing what would otherwise be the Annuity Unit value by the AIR factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the AIR selected by you. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.

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The Contract permits Contract Owners to select one of three AIRs: 3%, 5% or 6%. A higher AIR will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the AIR, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the AIR. The following examples may help clarify the impact of selecting one AIR over another:

- If you select a 3% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 3% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return EXCEEDS an annualized rate of return of 3% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 5% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 5% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

- If you select a 6% AIR and if the net investment return of the Sub-Account for an Annuity payment period is equal to the pro-rated portion of the 6% AIR, the Variable Annuity payment attributable to that Sub-Account for that period will equal the Annuity payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity payment for that period will be greater than the Annuity payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 6%, the Annuity payment for that period will be less than the Annuity payment for the prior period.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE RETURNS REMAINED CONSTANT AND EQUAL TO THE AIR. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE AIR.

EXCHANGE (TRANSFER) OF ANNUITY UNITS -- After the Annuity Calculation Date, you may exchange (i.e., transfer) the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity payment generated from the Annuity Units of either Sub-Account would be the same. Transfers are executed as of the day Hartford receives a written request for a transfer. For guidelines refer to Sub-Account Value Transfers Before and After the Annuity Commencement Date.

FIXED DOLLAR ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Fixed Annuity option tables in the Contract. The Annuity payment will remain level for the duration of the Annuity. Any Fixed Annuity allocation may not be changed.

OTHER INFORMATION

ASSIGNMENT -- Ownership of this Contract is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract Values or assignment proceeds to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

FEDERAL TAX CONSIDERATIONS
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What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    A. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

 i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

 i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

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 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

 i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    F. REQUIRED DISTRIBUTIONS.

 i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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        life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election must be made and payments must begin within a year of the death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:

 1. NON-PERIODIC DISTRIBUTIONS.

The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If there is no election to waive withholding, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

 2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR).

The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

MISCELLANEOUS
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HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 6% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

YEAR 2000

IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

EXPERTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Individual Annuity Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Investment Representatives)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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APPENDIX I -- INFORMATION REGARDING
TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:
- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

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APPENDIX II -- OPTIONAL DEATH BENEFIT -- EXAMPLES

EXAMPLE 1

Assume that you deposited a premium payment of $100,000 on January 1, 1998. If you made no Surrenders during the year, your Interest Accumulation Value on January 1, 1999 would be $105,000, calculated as follows:

 $100,000       Premium deposited on January 1, 1998
    5,000       Interest accumulated at 5% per year on premiums
---------
 $105,000       Interest Accumulation Value on January 1, 1999.

If you elected the Optional Death Benefit, you would be guaranteed a Death Benefit payment equal to at least $105,000.

EXAMPLE 2

Assume that you deposited a premium payment of $100,000 on January 1, 1998. If you Surrendered $10,000 on January 1, 1999 and your Contract Value immediately prior to the partial Surrender was $100,000, your Interest Accumulation Value on January 1, 1999 would be $94,500, calculated as follows:

 $100,000       Premium deposited on January 1, 1998
    5,000       Interest accumulated at 5% per year on premiums
 ($10,500)      Adjustment for partial Surrender*
---------
  $94,500       Interest Accumulation Value on January 1, 1999.

--------------------------------------------------------------------------------

* The Adjustment for the partial Surrender reduces the Interest Accumulation Value by an amount equal to the proportion of the partial Surrender to the Contract Value prior to the partial Surrender. Therefore, in this example, the $10,500 reduction to the Interest Accumulation Value is calculated by dividing the amount of the Surrender, $10,000, by the Contract Value paid prior to the Surrender, $100,000. This ratio (Surrender DIVIDED BY Contract Value prior to Surrender) is multiplied by the Interest Accumulation Value prior to Surrenders and results in the adjustment for the partial Surrender.

Interest Accumulation Value prior to Surrenders          $105,000
-----------------------------------------------------------------
Multiplied by ratio of Surrenders  DIVIDED BY Contract
 Value prior to Surrenders ($10,000  DIVIDED BY
 100,000)                                                   X .10
-----------------------------------------------------------------
Adjustment for the partial Surrender                     $ 10,500
-----------------------------------------------------------------

The Surrender reduced the Interest Accumulation Value by $10,500 ($105,000 - 94,500).
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

 SECTION
 ------------------------------------------------------------------------------
 DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 ------------------------------------------------------------------------------
 SAFEKEEPING OF ASSETS
 ------------------------------------------------------------------------------
 INDEPENDENT PUBLIC ACCOUNTANTS
 ------------------------------------------------------------------------------
 DISTRIBUTION OF CONTRACTS
 ------------------------------------------------------------------------------
 CALCULATION OF YIELD AND RETURN
 ------------------------------------------------------------------------------
 PERFORMANCE COMPARISONS
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

This form must be completed for all tax sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The Hartford Leaders Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

- attained age 59 1/2,

- separated from service,

- died, or

- become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford Leaders. Please refer to your Plan.

Please complete the following and return to:

Hartford Life and Annuity Insurance Company
Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

Name of Contract Owner/Participant
-------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City or Plan/School District
--------------------------------------------------------------------------------

Date:
--------------------------------------------------------------------------------

Contract No:
--------------------------------------------------------------------------------

Signature:
--------------------------------------------------------------------------------

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085

Please send a Statement of Additional Information for Hartford Leaders variable annuity to me at the following address:

----------------------------------------------------
                            Name

------------------------------------------------------------
                          Address

------------------------------------------------------------
    City/State                                          Zip
                            Code

                                       PART B

                        STATEMENT OF ADDITIONAL INFORMATION

                          HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT SEVEN
                          [PRODUCT NAME] VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity
Insurance Company Attn:   Individual Annuity Services, P.O. Box 5085,
Hartford, CT 06102-5085.

Date of Prospectus:  July 1, 1999

Date of Statement of Additional Information:  July 1, 1999












333-69475

                                TABLE OF CONTENTS


SECTION                                                                   PAGE

DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY................ 3

SAFEKEEPING OF ASSETS..................................................... 3

INDEPENDENT PUBLIC ACCOUNTANTS............................................ 3

DISTRIBUTION OF CONTRACTS................................................. 3

CALCULATION OF YIELD AND RETURN........................................... 4

PERFORMANCE COMPARISONS................................................... 9

FINANCIAL STATEMENTS......................................................

          DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and
subsequently redomiciled to Connecticut.   Our offices are located in
Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                 HARTFORD'S RATINGS
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        Rating Agency          Effective    Rating        Basis of Rating
                            Date of Rating
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A.M. Best and Company, Inc.    1/1/99         A+     Financial performance
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Standard & Poor's              6/1/98         AA     Insurer financial strength
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Duff & Phelps                 12/21/98        AA+    Claims paying ability
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                               SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                           INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                             DISTRIBUTION OF CONTRACTS

                              HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 6% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.


For the past three years, Hartford has paid no underwriting commissions to HSD related to the sales of this contract.


                           CALCULATION OF YIELD AND RETURN

YIELD OF THE MONEY MARKET FUND SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of the Money Market Fund Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)     ] - 1

THE MONEY MARKET FUND SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

The yield and effective yield for the seven day period ending March 31, 1999 for the Money Market Fund Sub-Account was as follows ($30 Annual Maintenance
Fee):

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 SUB-ACCOUNTS                         YIELD                EFFECTIVE YIELD
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 Money Market Fund*                   3.10%                       3.15%
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* Yield and effective yield for the seven day period ending March 31, 1998.

YIELDS OF BOND FUND, HIGH YIELD FUND, AND MORTGAGE SECURITIES FUND SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of the above Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where    A = Dividends and interest earned during the period.
         B = Expenses accrued for the period (net of reimbursements).
         C = The average daily number of units outstanding during the period that were entitled to receive dividends.
         D = The maximum offering price per unit on the last day of the period.

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 SUB-ACCOUNTS                                                   YIELD
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 American Funds Bond                                             N/A
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 MFS High Income**                                               N/A
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**  Yield quotation based on a 30 day period ended December 31, 1998.

The yield for the Hartford High Yield Fund is not yet available because the Fund is new. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

The method of calculating yields described above for these Sub-Accounts differs from the method used by the Sub-Accounts prior to May 1, 1988. The denominator of the fraction used to calculate yield was previously the average unit value for the period calculated. That denominator will hereafter be the unit value of the Sub-Accounts on the last trading day of the period calculated.

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered and assumes that the Optional Death Benefit has not been elected.
The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

As shown below, standardized average annual total return quotations for the Sub-Accounts for the period ended March 31, 1999 are not available because the Separate Account had not commenced operations as of March 31, 1999.

          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD
                           ENDED MARCH 31, 1999

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SUB-ACCOUNT         INCEPTION DATE    1 YEAR     5 YEAR     10 YEAR      SINCE INCEPTION
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American Funds          8/1/89          NA         NA          NA              NA
Asset Allocation
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American Funds Bond     1/2/96          NA         NA          NA              NA
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American Funds Global  4/30/97          NA         NA          NA              NA
Growth
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American Funds Global  4/30/98          NA         NA          NA              NA
Small Capitalization
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American Funds Growth  12/8/86          NA         NA          NA              NA
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American Funds         12/8/86          NA         NA          NA              NA
Growth-Income
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American Funds         5/1/90           NA         NA          NA              NA
International
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American Funds        6/17/99           NA         NA          NA              NA
New World
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Franklin Real Estate  1/24/89           NA         NA          NA              NA
Securities
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Franklin Small Cap    11/1/95           NA         NA          NA              NA
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Franklin Strategic     7/1/99           NA         NA          NA              NA
Income Investments
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Hartford Money Market 12/8/86           NA         NA          NA              NA
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MFS Capital           8/14/96           NA         NA          NA              NA
Opportunities
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MFS Emerging Growth   7/24/95           NA         NA          NA              NA
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MFS Global Equity      5/1/99           NA         NA          NA              NA
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MFS Growth             5/1/99           NA         NA          NA              NA
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MFS Growth with       10/9/95           NA         NA          NA              NA
Income
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MFS High Income       7/24/95           NA         NA          NA              NA
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MFS New Discovery     5/1/98            NA         NA          NA              NA
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MFS Total Return      1/3/95            NA         NA          NA              NA
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Mutual Shares        11/1/96            NA         NA          NA              NA
Securities
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Templeton Asset      8/24/88            NA         NA          NA              NA
Allocation
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Templeton Developing 3/15/94            NA         NA          NA               NA
Markets Equity
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Templeton Global     3/15/94            NA         NA          NA               NA
Growth
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Templeton             5/1/92            NA         NA          NA               NA
International
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In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-Accounts for the Period ended March 31, 1999.

No information is shown for the American Funds New World, Franklin Strategic Income Investments, MFS Global Equity, and MFS Growth Sub-Accounts because the Sub-Accounts are new.

   NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION OF
                     THE SEPARATE ACCOUNT FOR THE PERIOD
                             ENDED MARCH 31, 1999

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SUB-ACCOUNT             S/A INCEPTION         1 YEAR          5 YEAR            10 YEAR             SINCE
                            DATE                                                                  INCEPTION
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American Funds Asset       8/1/89              4.17%          14.92%               NA              10.41%
Allocation
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American Funds Bond        1/2/96               .41%            NA                 NA               4.50%
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American Funds Global      4/30/97            19.82%            NA                 NA              22.44%
Growth
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American Funds Global      4/30/98              NA              NA                 NA              11.45%
Small Capitalization
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American Funds Growth       2/8/84            27.04%          22.39%             17.11%            16.07%
--------------------------------------------------------------------------------------------------------------
American Funds              2/8/84             5.34%          18.49%             13.61%            14.10%
Growth-Income
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American Funds              5/1/90            10.04%          12.13%               NA              10.08%
International
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American Funds New World   6/17/99              NA              NA                 NA                NA
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Franklin Real Estate       1/24/89           (22.24%)          6.98%              8.02%             7.99%
Securities
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Franklin Small Cap         11/1/95           (12.20%)           NA                 NA              11.95%
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Franklin Strategic          7/1/99              NA              NA                 NA                NA
Income Investments
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Hartford Money Market      6/30/80             3.64%           3.72%              3.95%             5.98%
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MFS Capital Opportunities  8/14/96            11.56%            NA                 NA              23.86%
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MFS Emerging Growth        7/24/95            13.62%            NA                 NA              24.01%
--------------------------------------------------------------------------------------------------------------
MFS Global Equity           5/1/99              NA              NA                 NA                NA
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MFS Growth                  5/1/99              NA              NA                 NA                NA
--------------------------------------------------------------------------------------------------------------
MFS Growth with Income     10/9/95             7.45%            NA                 NA              22.49%
--------------------------------------------------------------------------------------------------------------
MFS High Income            7/24/95             -.65%            NA                 NA               8.05%
--------------------------------------------------------------------------------------------------------------
MFS New Discovery           5/1/98              NA              NA                 NA               -.41%
--------------------------------------------------------------------------------------------------------------
MFS Total Return            1/3/95             3.56%            NA                 NA              15.87%
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Mutual Shares Securities   11/1/96            (5.99%)           NA                 NA               8.48%
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Templeton Asset Allocation 8/24/88            (3.94%)         11.36%             10.54%            10.37%
--------------------------------------------------------------------------------------------------------------
Templeton Developing       3/15/94           (20.25%)         (2.79%)              NA              (2.77%)
Markets Equity
--------------------------------------------------------------------------------------------------------------
Templeton Global Growth    3/15/94            (4.56%)           NA                 NA              10.22%
--------------------------------------------------------------------------------------------------------------
Templeton International     5/1/92            (6.25%)         11.18%               NA              12.10%
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                              PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of
100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/ Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated
"Baa" or higher ("investment grade") by a nationally recognized rating agency.